Summary of significant accounting policies (Allowance) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Allowance—beginning of period	$ 0	$ (10)	$ 0	$ (5)
Provision for bad debts	0	0	(10)	(52)
Write-off, net of recoveries and other	0	10	0	57
Allowance—end of period	$ 0	$ 0	$ (10)	$ 0